Property, Plant and Equipment and Right-Of-Use Assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property, plant and equipment	¥ 32,353	¥ 21,077
Right of use asstes	9,582		¥ 9,768
Lease liabilities			¥ 9,139
Interest capitalized	1,573	¥ 1,313
Lease agreements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asstes	445
Lease liabilities	445
Lease agreements [member] | CNOOC Group [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asstes	¥ 12